Trade and Other Payables - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred income recognized during the period	£ 4.5	£ 3.3
Deferred income	6.1
Deferred income from companies acquired	£ 2.8	£ 0.0